 1-A POS LIVE 0001062720 XXXXXXXX 024-10394 false false false Enviro-serve, Inc. DE 2003 0001062720 7340 88-0381258 5 0 4210 W. GRAY ST., SUITE 1 TAMPA FL 33609 813-708-9910 Gary R. Henrie Other 10417.00 0.00 10100.00 11643.00 406651.00 11374.00 558371.00 1140766.00 -734115.00 406651.00 52166.00 4945.00 0.00 -31390.00 0.00 0.00 common stock 2515070400 29403A109 OTC Markets PK 0 0 true true true Tier1 Unaudited Equity (common or preferred stock) Y N N Y N N 2434929600 2515070400 0.01 243493.00 0.00 0.00 0.00 243493.00 0.00 0.00 0.00 0.00 Gary R. Henrie 15000.00 0.00 0.00 228493.00 true false NY true